Debt, cash and cash equivalents and lease liabilities - Summary of Debt by Currency (Details) - EUR (€) € in Millions		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Debt By Currency [Line Items]
Net debt	[1]	€ 8,772	€ 7,793	€ 6,437
Value on redemption before derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt		8,717
Value on redemption after derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt		8,806	7,835	6,492
Euro | Value on redemption before derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt		10,681
Euro | Value on redemption after derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt		7,285	6,852	10,489
US dollar | Value on redemption before derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt		(2,017)
US dollar | Value on redemption after derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt		2,502	1,169	(2,404)
Singapore dollar | Value on redemption before derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt		(3)
Singapore dollar | Value on redemption after derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt		(822)
Hungarian forint | Value on redemption before derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt		0
Hungarian forint | Value on redemption after derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt		(641)
Chinese yuan renminbi | Value on redemption before derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt		(10)
Chinese yuan renminbi | Value on redemption after derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt		226
Other currencies | Value on redemption before derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt		65
Other currencies | Value on redemption after derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt		€ 256	€ (186)	€ (1,593)

[1]	(a)Net debt does not include lease liabilities, which amounted to €1,906 million as of December 31, 2024, €2,030 million as of December 31, 2023, and €2,181 million as of December 31, 2022 (see the maturity analysis at Note D.17.2.)